Consolidated Statements Of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Cash flows from operating activities:
Net (loss) income		$ (55,923)		$ 113,984	[1],[2]	$ 196,247	[1],[2]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense		236,144		191,930	[1],[2],[3]	164,209	[1],[2],[3]
Container impairment		94,623		35,345	[1],[2],[3]	13,108	[1],[2],[3]
Bad debt expense (recovery), net		21,166		5,028	[1],[2]	(474)	[1],[2]
Unrealized (gains) losses on interest rate swaps, collars and caps, net		(6,210)		1,947	[1],[2],[3]	(1,512)	[1],[2],[3]
Amortization of debt issuance costs and accretion of bond discount		9,704		7,887	[1]	17,144	[1]
Amortization expense		5,053		4,741	[1],[2]	4,010	[1],[2]
Gains on sale of containers, net		(9,553)		(3,454)	[1]	(13,070)	[1]
Share-based compensation expense		6,573		7,743	[1]	7,499	[1]
Decrease (increase) in:
Accounts receivable, net		(11,096)		(1,532)	[1]	575	[1]
Trading containers, net		468		1,842	[1]	6,336	[1]
Prepaid expenses and other current assets		1,902		(3,873)	[1]	(12,240)	[1]
Insurance receivable		(11,877)		(1,685)	[1]
Due from affiliates, net		(354)		(525)	[1]
Other assets		(1,088)		5,754	[1]	8,196	[1]
Increase (decrease) in:
Accounts payable		1,583		4,825	[1]	(2,434)	[1]
Accrued expenses		2,905		(5,108)	[1]	2,097	[1]
Deferred revenue and other liabilities		(290)		(318)	[1]	(345)	[1]
Due to owners, net		6,326		803	[1]	(1,772)	[1]
Long-term income tax payable		398		982	[1]	(8,354)	[1]
Deferred taxes, net		(4,365)		5,642	[1]	(14,100)	[1]
Total adjustments		342,012		257,974	[1]	168,873	[1]
Net cash provided by operating activities		286,089		371,958	[1]	365,120	[1]
Cash flows from investing activities:
Purchase of containers and fixed assets		(505,528)		(533,306)	[1]	(818,451)	[1]
Proceeds from sale of containers and fixed assets		126,560		129,452	[1]	141,181	[1]
Receipt of payments on direct financing and sales-type leases, net of income earned		90,343		98,227	[1]	75,860	[1]
Net cash used in investing activities		(288,625)		(305,627)	[1]	(601,410)	[1]
Cash flows from financing activities:
Proceeds from credit facilities		349,500		406,177	[1]	393,251	[1]
Principal payments on credit facilities		(245,529)		(331,447)	[1]	(308,937)	[1]
Proceeds from secured debt facilities		233,000		160,000	[1]	470,500	[1]
Principal payments on secured debt facilities		(206,040)		(107,600)	[1]	(262,000)	[1]
Proceeds from term loan	[1]					500,000
Principal payments on term loan		(39,787)		(39,600)	[1]	(24,300)	[1]
Proceeds from bonds payable	[1]					301,298
Principal payments on bonds payable		(60,230)		(60,230)	[1]	(741,405)	[1]
(Increase) decrease in restricted cash		(24,161)		26,393	[1]	2,850	[1]
Purchase of treasury shares	[1]			(9,149)
Debt issuance costs		(5,969)		(5,853)	[1]	(12,441)	[1]
Issuance of common shares upon exercise of share options	[1]			301		2,497
Net tax benefit from share-based compensation awards		(810)		(1,333)	[1]	2,124	[1]
Capital contributions from noncontrolling interest	[1]			1,850		6,457
Dividends paid to noncontrolling interests	[1]			(2,994)
Dividends paid to shareholders		(28,754)		(94,079)	[1]	(106,648)	[1]
Net cash (used in) provided by financing activities		(28,780)		(57,564)	[1]	223,246	[1]
Effect of exchange rate changes		(233)		(240)	[1]	(112)	[1]
Net (decrease) increase in cash and cash equivalents		(31,549)		8,527	[1]	(13,156)	[1]
Cash and cash equivalents, beginning of the year	[1]	115,594	[4]	107,067		120,223
Cash and cash equivalents, end of the year		84,045		115,594	[1],[4]	107,067	[1]
Cash paid during the year for:
Interest and realized losses on interest rate swaps, collars and caps, net		83,881		82,577	[1]	79,536	[1]
Net income taxes paid		1,503		941	[1]	2,045	[1]
Supplemental disclosures of noncash investing activities:
(Decrease) increase in accrued container purchases		(29,366)		(21,967)	[1]	40,504	[1]
Containers placed in direct financing and sales-type leases		$ 101,354		$ 77,294	[1]	$ 169,525	[1]

[1]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[4]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").